GUARANTEE LIABILITIES - Contingent (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
GUARANTEE LIABILITIES
Balance at beginning of year	¥ 28,351
Balance at end of year	578,797	$ 79,295	¥ 28,351
Outstanding loans subject to guarantee	6,828,300		166,700
Contingent guarantees
GUARANTEE LIABILITIES
Balance at beginning of year	28,351		42,281
Provision for contingent liabilities	869,280		27,035
Net payout	(318,834)		(40,965)
Balance at end of year	¥ 578,797		¥ 28,351